Schedule of Purchase Price Allocation (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Business Acquisition [Line Items]
Goodwill	$ 941,937	$ 941,937	$ 941,937
SRM Entertainment LTD [Member]
Business Acquisition [Line Items]
Distribution Agreements				$ 437,300
Goodwill				941,937
Total purchase price allocation				$ 1,379,237